STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

10. STOCK-BASED COMPENSATION

2019 Stock Option and Grant Plan

The 2019 Stock Option and Grant Plan (the “2019 Plan”) was adopted by the Company’s board of directors and approved by its stockholders in January 2020. The 2019 Plan provided for the issuance of incentive stock options or non-qualified stock options, restricted stock awards, unrestricted stock awards, restricted stock units, or any combination of the foregoing to employees, board members, consultants and advisors.

The 2019 Plan was administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions were determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options could not be less than 100% of the fair market value of a share of common stock on the date of grant and the term of a stock option may not be greater than ten years. The Company generally granted stock-based awards with service conditions only under the 2019 Plan. Stock options granted under the 2019 Plan generally vest over four years and expire after ten years, although options have been granted with vesting terms less than four years.

The total number of shares of common stock that may be issued under the 2019 Plan was 24,512,391 at plan adoption. In November 2020, the Company increased the number of shares of common stock reserved for issuance under the 2019 Plan by 19,691,304.

As required by the 2019 Plan, the exercise price for stock options granted was not to be less than the fair value of common shares as determined by the Company as of the date of grant. Prior to completion of the Business Combination, the Company valued its common stock by taking into consideration its most recently available valuation of common shares performed by management and the board of directors.

Upon completion of the Business Combination, the Company ceased issuing awards under the 2019 Plan. As of December 31, 2021, the Company had issued a total of 29,165,789 stock options and shares of restricted stock under the 2019 Plan.

2021 Option Grant and Incentive Plan

The 2021 Option Grant and Incentive Plan (the “2021 Plan”) was adopted by the Company’s board of directors and the stockholders on December 16, 2021 and became effective on the Closing Date. The 2021 Plan provides for the issuance of incentive stock options or non-qualified stock options, restricted stock awards, unrestricted stock awards, restricted stock units, or any combination of the foregoing to employees, board members, consultants and advisors.

The 2021 Plan is administered by the Compensation and Talent Development Committee of the Company’s board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of a share of common stock on the date of grant and the term of a stock option may not be greater than ten years. The Company generally grants stock-based awards with service conditions only. Stock options granted under the 2021 Plan generally vest over four years and expire after ten years, although options have been granted with vesting terms less than four years.

The total number of shares of common stock that may be issued under the 2021 Plan was 59,353,357 at plan adoption (“Share Reserve”). The 2021 Plan provides that the Share Reserve will automatically increase on January 1, 2022 and each January 1 thereafter, by 5% of the outstanding number of shares of our common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Compensation and Talent Development Committee (the “Annual Increase”). Share limits under the 2021 Plan are subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization. The shares of common stock underlying any awards that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without the issuance of stock, expire or are otherwise terminated (other than by exercise) under each of the 2021 Plan and the 2019 Plan will be added back to the Share Reserve. As of December 31, 2021, the Company has not issued any awards under the 2021 Plan, and 59,353,357 shares remain available for future grant.

2021 Employee Stock Purchase Plan

The 2021 Employee Stock Purchase Plan (the “ESPP”) was adopted by the Company’s board of directors and the stockholders on December 16, 2021. The ESPP provides employees with an opportunity to acquire shares of common stock at a discounted price. An aggregate of 4,876,326 shares were initially reserved and available for issuance under the ESPP. The ESPP provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by the least of (i) 1% of the number of shares of common stock outstanding on the immediately preceding December 31, (ii) 4,876,326 shares of common stock, and (iii) such lesser number of shares determined by the Compensation and Talent Development Committee of the Company’s board of directors. If our capital structure changes because of a stock dividend, stock split or similar event, the number of shares that can be issued under the ESPP will be appropriately adjusted. No awards were granted under the ESPP as of December 31, 2021.

Stock-based compensation expense included in the Company’s consolidated statements of operations and comprehensive loss is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Research and development	$5,393	$99
General and administrative	20,833	247
Total stock-based compensation	$26,226	$346

Stock Options

A summary of stock option activity for employee and nonemployee awards under the 2019 Plan is presented below:

			Weighted
			Average	Aggregate
		Weighted-	Remaining	Intrinsic
		Average	Contractual	Value
		Exercise	Term	(in
	Options	Price	(years)	thousands)
Outstanding at December 31, 2020	5,787,185	$0.88	9.71	$7,680
Granted	17,398,882	4.07
Exercised	(511,873)	0.65
Cancelled/forfeited	(1,049,747)	2.27
Outstanding at December 31, 2021	21,624,447	$3.39	9.22	$82,038
Vested at December 31, 2021	2,340,128	$1.80	8.85	$11,942
Vested and expected to vest at December 31, 2021	21,624,447	$3.39	9.22	$82,038

The fair value of each stock option was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2021	2020
Risk-free interest rate	0.93%	0.42%
Volatility	64%	66%
Dividend yield	0.00%	0.00%
Expected term (years)	6.03	6.02

The Company recorded stock-based compensation expense associated with employee and non-employee stock options of $7.2 million and $0.2 million during the years ended December 31, 2021 and 2020, respectively.  Stock-based compensation expense for the year ended December 31, 2021, included $0.2 million related to the modification of the vesting and exercise terms of certain employee’s stock options.

The weighted average grant-date fair value of stock options granted during the years ended December 31, 2021, and 2020 was $2.61 and $0.46 per share, respectively. The fair value of options that vested during the years ended December 31, 2021 and 2020 was $3.0 million and $31.4 thousand, respectively. The aggregate intrinsic value of options exercised (i.e., the difference between the market price at exercise and the price paid by employees to exercise the option) during the year ended December 31, 2021 was $4.2 million. There were no options exercised during the year ended December 31, 2020.

During the year ended December 31, 2021, the Company granted stock options to purchase a total of 360,524 shares of common stock to certain employees that vest only upon the achievement of a specified performance condition. The grant date fair value of these options is approximately $0.9 million. The Company determined that certain of the performance condition was achieved as of December 31, 2021, or expected to be achieved, and as a result, recognized $0.8 million of the stock-based compensation expense related to these awards during the year ended December 31, 2021.

As of December 31, 2021, there was $40.9 million of total unrecognized compensation expense related to unvested stock options that the Company expects to recognize over a remaining weighted-average period of 3.3 years.

Restricted Common Stock

As of December 31, 2021, the Company has issued a total of: (i) 5,603,522 shares of restricted common stock to employees and advisors of the Company under the 2019 Plan; (ii) 627,000 shares of restricted common stock to a strategic partner outside of the 2019 Plan as partial compensation for future services; and (iii) 34,865,902 shares of restricted common stock to its founders, employees and advisors outside of the 2019 Plan.

All shares of restricted common stock were issued subject to restricted stock purchase agreements between the Company and each purchaser. Pursuant to the restricted stock purchase agreements, the Company, at its discretion, has the right to repurchase unvested shares if the holder’s relationship with the Company is terminated at the lesser of the original purchase price of the shares, or the fair value of the shares at repurchase. The restricted shares are not deemed to be issued for accounting purposes until they vest and are therefore excluded from shares outstanding until the repurchase right lapses and the shares are no longer subject to the repurchase feature.

In January 2020, the Company’s board of directors modified the terms of 27,274,500 shares of restricted common stock that were granted to certain members of the senior leadership team during the period from August 26, 2019 to December 31, 2019. Pursuant to the modified terms, the awards granted will vest at a slower rate than originally provided for under the respective stock purchase agreements. No incremental stock-based compensation expense was recognized as a result of the modification of the awards during the year ended December 31, 2020.

A summary of the Company’s restricted stock activity and related information is as follows:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
Unvested restricted common stock at December 31, 2020	25,942,576	$0.01
Granted	2,351,250	2.06
Forfeited	(421,868)	0.00
Vested	(9,608,840)	0.16
Unvested restricted common stock at December 31, 2021	18,263,118	0.22

During the year ended December 31, 2021, the Company issued 627,000 shares of restricted stock with vesting conditions tied to the achievement of an average closing stock price that meets a specified threshold for 60 consecutive trading days (the “Market Awards”). As the vesting of the Market Awards is tied to the achievement of a market condition, the weighted-average grant-date fair value per share was calculated using a Monte Carlo simulation analysis. This valuation methodology utilizes several key assumptions including the forecasted stock price, stock price volatility, risk-free rate as of valuation date, stock price as of grant date and the trigger for the performance condition to be met. The resulting compensation expense is recognized over the derived service period, calculated using a Monte Carlo simulation analysis.

During the year ended December 31, 2021, the Company granted 783,750 shares of restricted stock to certain employees that vest only upon the achievement of a specified performance condition. The grant date fair value of these shares of restricted stock is approximately $1.4 million. The Company determined that the performance condition was achieved as of December 31, 2021 and as a result, recognized all of the stock-based compensation expense related to these awards during the year ended December 31, 2021.

As of December 31, 2021, there was $2.2 million of total unrecognized compensation expense related to unvested restricted common stock that the Company expects to recognize over a remaining weighted-average period of 3.1 years.

Earn-Out Shares

As discussed in note 2, Earn-Out Shares allocated to Earn-Out Service Providers who held shares of common stock or options to purchase common stock that are subject to time-based vesting conditions or restrictions as of the Closing Date of the Business Combination are accounted for in accordance with ASC 718. Pursuant to ASC 718, these Earn-Out Shares were measured at fair value at the grant date (the Closing Date) and will be recognized as expense over the time-based vesting period using the accelerated attribution method with a credit to additional paid-in-capital. The fair value of the Earn-Out Shares accounted for under ASC 718 was $43.4 million at the Closing Date.

The following table summarizes the activity associated with Earn-Out Shares accounted for pursuant to ASC 718 during the year ended December 31, 2021 (in thousands, except per share data):

		Weighted-
		Average
		Grant Date Fair Value
	Number of Shares	Per Share
Outstanding at December 31, 2020	—	$—
Granted	7,653,215	5.67
Forfeited	—	—
Outstanding at December 31, 2021	7,653,215	$5.67

During the year ended December 31, 2021, the Company recognized $16.7 million of stock-based compensation expenses associated with the Earn-Out Shares.  As of December 31, 2021, unrecognized compensation costs related to the Earn-Out Shares was $26.7 million and is expected to be recognized over a weighted-average period of 1.4 years.